FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS

5. FINANCIAL INSTRUMENTS

The financial instruments are key management insurance policies. The fair value of the key management insurance policies are determined by reference to the surrender cash value of the insurance policies at the end of each of the reporting periods, which is primarily based on the performance of the underlying investment portfolio together with the guaranteed minimum returns of 1.5% per annum. The fair value measurement of the key management insurance contracts has been categorized as a Level 3 fair value based on the inputs to the valuation technique used and is positively correlated to the surrender cash value that is valued by the policy underwriter at the end of each reporting period. There is no change in both valuation approach and valuation technique. The financial instrument is pledged with a bank to secure bank loan (Note 9).

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
As of January 1,	245	245
Addition	-	303
Change in fair value recognized in profit or loss	-	(49)
As of December 31/June 30	245	499